Discontinued Operations	6 Months Ended
Jun. 30, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

Disposal of BEP

On December 12, 2023, the Company entered into a Stock Purchase Agreement (“SPA”) with Newways, Inc., a California corporation (“Newways”) whereby the Company agreed to sell to Newways its wholly owned subsidiary, BEP, in exchange for cash consideration of $300,000. Newways is not a related party of the Company. The transaction was closed on December 31, 2023. The Company recorded $67,451 gain on disposal of the subsidiary, which was the difference between the selling price of $300,000 and the carrying value of the net assets of $232,549 of the disposal entity. The following table summarizes the carrying value of the assets and liabilities of BEP at December 31, 2023.

AS OF DECEMBER 31,
2023
ASSETS
CURRENT ASSETS
Accounts receivable, net	$143,164
Other receivables	710,084
Prepaid expenses	7,288
Inventory, net	5,266
Property and equipment, net	208,241
Intangible assets, net	-
TOTAL ASSETS	$1,074,043

LIABILITIES AND STOCKHOLDERS’ DEFICIT
CURRENT LIABILITIES
Bank overdraft	$7,806
Accounts payable	27,884
Taxes payable	9,993
Accrued liabilities and other payables	727,657
Accrued interest on government loans	592
Finance lease liabilities	11,003
Loan payables	10,340
Finance lease liabilities	24,643
Loan payables	15,221
Government loans payable	6,355
TOTAL LIABILITIES	$841,494
Net Assets	$232,549
Consideration	300,000
Gain on disposal	67,451

Disposal of BEH

On March 28, 2024, the Company entered into a Stock Purchase Agreement (“SPA”) with Health Up Inc., a California corporation (“HUT”), an unrelated party whereby the Company agreed to sell to HUT its wholly owned subsidiary, BEH, in exchange for cash consideration of $400,000. The transaction was closed on April 1, 2024. The Company recorded $377,752 gain on disposal of the subsidiary, which was the difference between the selling price of $400,000 and the carrying value of the net assets of $22,248 of the disposal entity. The following table summarizes the carrying value of the assets and liabilities of BEH at March 31, 2024.

As of March 31, 2024
ASSETS
CURRENT ASSETS
Cash and equivalents	$114
Accounts receivable, net	43,164
Other receivables	877,749
Prepaid expenses	52,419
Security deposit	5,364
Inventory, net	184,590
Property and equipment, net	92,274
ROU, Net	112,213
TOTAL ASSETS	$1,367,887

LIABILITIES AND STOCKHOLDERS’ DEFICIT
CURRENT LIABILITIES
Bank overdraft	$2,532
Accounts payable	183,170
Taxes payable	14,515
Accrued liabilities and other payables	841,390
Accrued interest on government loans	13,603
Finance lease liabilities	2,694
Operating lease liability	50,331
Loan from officer	29,000
Finance lease liabilities	695
Operating lease liability	61,996
Government loans payable	145,714
TOTAL LIABILITIES	$1,345,640
Net Assets	$22,248
Consolidation	400,000
Gain on disposal	377,752

The operations of BEP and BEH was accounted for as discontinued operations in the accompanying consolidated financial statements for all periods presented. The following table presents the components of discontinued operations reported in the consolidated statements of operations:

	For the three months ended June 30,
	2024	2023
Revenue, Net	$-	$259,574
Cost of Revenues	-	151,407
Gross Profit	-	108,167
Operating Expenses	-	291,746

Loss from Operations	-	(183,579)
Other Income (Expenses)
Interest expense	-	(7,434)
Other income (expenses)	-	1,541

Total Other Income (Expenses)	-	(5,893)
Loss Before Income Taxes	-	(189,472)
Income Tax Expense	-	1,600
Net Loss from Discontinued Operations	$-	$(191,072)

	For the six months ended June 30,
	2024	2023
Revenue, Net	$153,865	$600,903
Cost of Revenues	76,592	324,706
Gross Profit	77,273	276,197
Operating Expenses	192,652	609,650

Loss from Operations	(115,379)	(333,453)
Other Income (Expenses)
Interest expense	(4,154)	(12,704)
Other income (expenses)	(1,294)	913

Total Other Expenses	(5,448)	(11,791)
Loss Before Income Taxes	(120,827)	(345,244)
Income Tax Expense	-	1,600
Net Loss from Discontinued Operations	$(120,827)	$(346,844)